Average Annual Total Returns - Admiral - Vanguard Value Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Spliced Value Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Value Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Value Index (reflects no deduction for fees, expenses, or taxes) 10 Years	CRSP US Large Cap Value Index (reflects no deduction for fees, expenses, or taxes) 1 Year	CRSP US Large Cap Value Index (reflects no deduction for fees, expenses, or taxes) 5 Years	CRSP US Large Cap Value Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	2.29%	10.75%	11.22%	1.56%	10.05%	10.59%	1.71%	8.42%	9.18%	2.26%	10.77%	11.27%	2.26%	10.77%		20.79%	15.36%	13.74%